PRINCETON ADAPTIVE PREMIUM FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2024

Principal Amount ($)		Yield Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 91.8%
	U.S. TREASURY BILLS — 91.8%
100,000	United States Treasury Bill(a)	0.0000	02/01/24	$ 100,000
125,000	United States Treasury Bill(a)	4.5800	02/08/24	124,875
100,000	United States Treasury Bill(a)	4.9600	02/15/24	99,797
200,000	United States Treasury Bill(a)	5.1000	02/22/24	199,387
100,000	United States Treasury Bill(a)	5.1600	02/29/24	99,592
190,000	United States Treasury Bill(a)	5.2100	03/07/24	189,028
175,000	United States Treasury Bill(a)	5.2500	03/14/24	173,924
100,000	United States Treasury Bill(a)	5.2600	03/21/24	99,285
100,000	United States Treasury Bill(a)	5.2700	03/28/24	99,183
100,000	United States Treasury Bill(a)	5.2600	04/04/24	99,086
250,000	United States Treasury Bill(a)	5.2400	04/11/24	247,477
200,000	United States Treasury Bill(a)	5.2500	04/18/24	197,780
200,000	United States Treasury Bill(a)	5.2700	04/25/24	197,577
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $1,926,982)			1,926,991

Shares
	SHORT-TERM INVESTMENT — 3.6%
	MONEY MARKET FUND - 3.6%
75,148	Dreyfus Government Cash Management, Class I, 5.21% (Cost $75,148)(b)			75,148

	TOTAL INVESTMENTS - 95.4% (Cost $2,002,130)			$ 2,002,139
	OTHER ASSETS IN EXCESS OF LIABILITIES - 4.6%			97,425
	NET ASSETS - 100.0%			$ 2,099,564

(a)	Zero coupon bond.
(b)	Rate disclosed is the seven day effective yield as of January 31, 2024.